NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

COMMON STOCKS - 90.5%	Shares	Value
Communications - 2.1%
Internet Media & Services - 0.7%
Spotify Technology S.A. (a)	1,347	$ 670,375

Telecommunications - 1.4%
Telefónica S.A. - ADR	276,794	1,251,109

Consumer Discretionary - 5.0%
Automotive - 0.9%
BYD Company Ltd. - ADR	68,953	799,165

Consumer Services - 1.3%
Stride, Inc. (a)	13,334	1,231,795

E-Commerce Discretionary - 2.8%
eBay, Inc.	24,315	2,656,900

Consumer Staples - 4.6%
Beverages - 2.4%
Vita Coco Company, Inc. (The) (a)	29,363	2,206,042

Retail - Consumer Staples - 0.8%
Natural Grocers by Vitamin Cottage, Inc.	26,086	765,885

Wholesale - Consumer Staples - 1.4%
United Natural Foods, Inc. (a)	25,314	1,299,874

Energy - 9.2%
Renewable Energy - 9.2%
First Solar, Inc. (a)	11,662	3,577,785
Nextpower, Inc. - Class A (a)	13,347	2,087,471
Sunrun, Inc. (a)	38,861	649,756
Vestas Wind Systems A/S - ADR	248,425	2,315,321
		8,630,333

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Financials - 9.5%
Asset Management - 6.1%
HA Sustainable Infrastructure Capital, Inc.	48,187	$ 1,975,667
Robinhood Markets, Inc. - Class A (a)	21,409	2,018,869
Sanlam Ltd. - ADR	158,226	1,685,107
		5,679,643
Banking - 1.7%
Amalgamated Financial Corporation	38,592	1,600,796

Insurance - 1.2%
Lemonade, Inc. (a)	18,594	1,078,452

Specialty Finance - 0.5%
Toast, Inc. - Class A (a)	17,827	464,037

Health Care - 12.2%
Biotech & Pharma - 10.0%
Daiichi Sankyo Company Ltd. - ADR	28,854	484,170
GeneDx Holdings Corporation (a)	17,567	913,308
Gilead Sciences, Inc.	17,801	2,392,989
GSK plc - ADR	47,387	2,394,939
ImmunityBio, Inc. (a)	103,267	776,568
Vertex Pharmaceuticals, Inc. (a)	5,284	2,364,801
		9,326,775
Health Care Facilities & Services - 1.1%
Fresenius Medical Care AG - ADR	47,114	1,016,249

Medical Equipment & Devices - 1.1%
Natera, Inc. (a)	4,566	1,019,907

Industrials - 14.5%
Electrical Equipment - 4.5%
Advanced Energy Industries, Inc.	2,543	768,444
Schneider Electric SE - ADR	29,043	1,826,804
Vertiv Holdings Company - Class A	5,028	1,587,390
		4,182,638

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Industrials - 14.5% (Continued)
Engineering & Construction - 4.1%
Frontdoor, Inc. (a)	30,379	$ 1,885,624
Stantec, Inc.	25,336	1,914,135
		3,799,759
Industrial Intermediate Products - 1.7%
Valmont Industries, Inc.	3,019	1,569,307

Industrial Support Services - 1.1%
Core & Main, Inc. - Class A (a)	19,829	980,544

Machinery - 2.0%
Mueller Water Products, Inc. - Class A	38,291	965,316
Xylem, Inc.	8,367	916,521
		1,881,837
Professional Services - 1.1%
Brambles Ltd. - ADR	44,834	1,070,188

Real Estate - 3.8%
Real Estate Owners & Developers - 1.4%
City Developments Ltd. - ADR	202,472	1,309,994

REITs - 2.4%
Iron Mountain, Inc.	17,441	2,236,808

Technology - 25.1%
Semiconductors - 9.4%
Advanced Micro Devices, Inc. (a)	3,596	1,855,895
Applied Materials, Inc.	2,361	1,062,592
Broadcom, Inc.	5,136	2,294,611
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,578	3,589,464
		8,802,562
Software - 8.9%
Akamai Technologies, Inc. (a)	14,098	2,108,215
Autodesk, Inc. (a)	3,563	824,157
Cloudflare, Inc. - Class A (a)	5,107	1,234,975
Palo Alto Networks, Inc. (a)	9,046	2,548,168

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.5% (Continued)	Shares	Value
Technology - 25.1% (Continued)
Software - 8.9% (Continued)
SAP SE - ADR	8,553	$ 1,554,850
		8,270,365
Technology Hardware - 3.9%
Apple, Inc.	5,135	1,602,428
Arista Networks, Inc. (a)	9,863	1,572,852
Crane NXT Company	12,519	486,238
		3,661,518
Technology Services - 2.9%
International Business Machines Corporation	9,111	2,713,256

Utilities - 4.5%
Electric Utilities - 3.0%
Brookfield Renewable Corporation	51,204	2,047,136
SSE plc - ADR	23,607	745,745
		2,792,881
Gas & Water Utilities - 1.5%
California Water Service Group	31,022	1,399,092

Total Common Stocks (Cost $56,405,238)		$ 84,368,086

RIGHT - 0.0% (b)	Shares	Value
Financials - 0.0% (b)
Asset Management - 0.0% (b)
TPG, Inc. - CVR (a)(c) (Cost $29,297)	16,276	$ 29,297

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.55% (d) (Cost $4,592,886)	4,592,886	$ 4,592,886

Investments at Value - 95.4% (Cost $61,027,421)		$ 88,990,269

Other Assets in Excess of Liabilities - 4.6%		4,267,977

Net Assets - 100.0%		$ 93,258,246

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
CVR	- Contingent Value Right
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	The rate shown is the 7-day effective yield as of May 31, 2026.